Operating Costs and Expenses (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and expenses [Line Items]
Construction cost	R$ 2,522,908	R$ 2,319,720	R$ 2,137,188
Materials And Supplies [Member]
Operating costs and expenses [Line Items]
Construction cost	1,519,486	1,409,633	1,227,418
Third Party Services [Member]
Operating costs and expenses [Line Items]
Construction cost	785,333	689,886	694,306
Personnel [Member]
Operating costs and expenses [Line Items]
Construction cost	170,749	184,246	171,369
Others [Member]
Operating costs and expenses [Line Items]
Construction cost	R$ 47,340	R$ 35,955	R$ 44,095